Investment Objectives and Goals	Aug. 31, 2025
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.